FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA AA

Years Ended December 31, 2021 and 2020

Transamerica Life Insurance Company

Separate Account VA AA

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA AA

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA AA indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA AA as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares	ProFund VP Utilities

Fidelity® VIP Index 500 Service Class 2	TA Aegon High Yield Bond Service Class

Franklin Allocation Class 4 Shares	TA Aegon Sustainable Equity Income Service Class

ProFund Access VP High Yield	TA Aegon U.S. Government Securities Service Class

ProFund VP Asia 30	TA BlackRock Global Real Estate Securities Service Class

ProFund VP Basic Materials	TA BlackRock Government Money Market Service Class

ProFund VP Bull	TA BlackRock iShares Active Asset Allocation - Conservative Service Class

ProFund VP Consumer Services	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class

ProFund VP Emerging Markets	TA BlackRock iShares Edge 40 Service Class

ProFund VP Europe 30	TA BlackRock Tactical Allocation Service Class

ProFund VP Falling U.S. Dollar	TA International Focus Service Class

ProFund VP Financials	TA Janus Balanced Service Class

ProFund VP Government Money Market	TA Janus Mid-Cap Growth Service Class

ProFund VP International	TA JPMorgan Core Bond Service Class

ProFund VP Japan	TA JPMorgan Enhanced Index Service Class

ProFund VP Mid-Cap	TA JPMorgan Tactical Allocation Service Class

ProFund VP NASDAQ-100	TA Managed Risk - Balanced ETF Initial Class

ProFund VP Oil & Gas	TA Managed Risk - Growth ETF Initial Class

ProFund VP Pharmaceuticals	TA Managed Risk - Growth ETF Service Class

ProFund VP Precious Metals	TA Morgan Stanley Capital Growth Service Class

ProFund VP Short Emerging Markets	TA Multi-Managed Balanced Service Class

ProFund VP Short International	TA PIMCO Tactical - Balanced Service Class

ProFund VP Short NASDAQ-100	TA PIMCO Tactical - Conservative Service Class

ProFund VP Short Small-Cap	TA PIMCO Tactical - Growth Service Class

ProFund VP Small-Cap	TA PIMCO Total Return Service Class

ProFund VP Small-Cap Value	TA Small/Mid Cap Value Service Class

ProFund VP Telecommunications	TA T. Rowe Price Small Cap Service Class

ProFund VP U.S. Government Plus	TA WMC US Growth Service Class

ProFund VP UltraSmall-Cap

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA AA based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA AA in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodian, the transfer agent, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2022

We have served as the auditor of one or more of the subaccounts of Separate Account VA AA since 2014.

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Balanced Wealth Strategy Class B Shares	-	$-	$-	$-	$-	-	$2.787366	$14.236471
Fidelity® VIP Index 500 Service Class 2	-	-	-	-	-	-	3.511720	20.724307
Franklin Allocation Class 4 Shares	-	-	-	-	-	-	2.865910	13.542907
ProFund Access VP High Yield	-	-	-	-	-	-	1.955466	10.702541
ProFund VP Asia 30	0.031	3	2	(2)	-	-	0.856023	13.545404
ProFund VP Basic Materials	-	-	-	-	-	-	1.736160	15.628335
ProFund VP Bull	791.630	41,300	55,644	-	55,644	18,711	2.810778	19.142748
ProFund VP Consumer Services	-	-	-	-	-	-	4.129003	18.991128
ProFund VP Emerging Markets	120.864	4,850	3,631	(1)	3,630	4,637	0.745164	13.028726
ProFund VP Europe 30	-	-	-	-	-	-	0.993364	12.361646
ProFund VP Falling U.S. Dollar	-	-	-	-	-	-	0.571504	8.797646
ProFund VP Financials	-	-	-	-	-	-	1.576325	15.855946
ProFund VP Government Money Market	58,121.873	58,122	58,122	(16)	58,106	60,207	0.912269	9.287204
ProFund VP International	-	-	-	-	-	-	0.909333	12.588725
ProFund VP Japan	-	-	-	-	-	-	1.207734	13.459795
ProFund VP Mid-Cap	1,603.436	33,849	34,426	(5)	34,421	13,042	2.503908	14.844558
ProFund VP NASDAQ-100	890.745	60,623	65,799	1	65,800	10,810	5.775547	28.711618
ProFund VP Oil & Gas	-	-	-	-	-	-	0.713976	7.569968
ProFund VP Pharmaceuticals	-	-	-	-	-	-	2.478962	13.312064
ProFund VP Precious Metals	-	-	-	-	-	-	0.523244	13.240067
ProFund VP Short Emerging Markets	-	-	-	-	-	-	0.217356	4.532493
ProFund VP Short International	-	-	-	-	-	-	0.251479	5.085520
ProFund VP Short NASDAQ-100	-	-	-	-	-	-	0.047053	2.083413
ProFund VP Short Small-Cap	-	-	-	-	-	-	0.083288	3.876471
ProFund VP Small-Cap	226.010	7,630	9,764	4	9,768	4,016	2.298932	14.339541
ProFund VP Small-Cap Value	-	-	-	-	-	-	2.397315	13.393585
ProFund VP Telecommunications	-	-	-	-	-	-	1.312898	10.507190
ProFund VP U.S. Government Plus	0.239	6	5	(5)	-	-	2.129439	12.539893
ProFund VP UltraSmall-Cap	-	-	-	-	-	-	2.583819	16.965737
ProFund VP Utilities	-	-	-	-	-	-	2.082052	14.431978
TA Aegon High Yield Bond Service Class	869.838	6,904	6,846	-	6,846	3,101	2.101216	12.050430
TA Aegon Sustainable Equity Income Service Class	2,313.543	48,164	48,908	-	48,908	25,184	1.842823	12.882695
TA Aegon U.S. Government Securities Service Class	-	-	-	-	-	-	1.384256	10.574716
TA BlackRock Global Real Estate Securities Service Class	547.287	6,640	7,684	(3)	7,681	4,927	1.483887	14.089039
TA BlackRock Government Money Market Service Class	441,490.550	441,491	441,491	29	441,520	444,161	0.939188	9.430624
TA BlackRock iShares Active Asset Allocation-Conservative Service Class	-	-	-	-	-	-	1.492619	12.382444
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	-	-	-	-	-	1.534193	12.035114
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-	1.311352	12.710697
TA BlackRock Tactical Allocation Service Class	-	-	-	-	-	-	1.562604	13.867598
TA International Focus Service Class	521.316	3,272	5,489	-	5,489	3,020	1.730187	16.094326

See accompanying notes.	2

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Janus Balanced Service Class	-	$-	$-	$-	$-	-	$2.312467	$17.000688
TA Janus Mid-Cap Growth Service Class	1,119.158	46,011	46,859	(3)	46,856	14,879	2.984560	21.675769
TA JPMorgan Core Bond Service Class	-	-	-	-	-	-	1.568288	10.845889
TA JPMorgan Enhanced Index Service Class	-	-	-	-	-	-	3.503219	20.813111
TA JPMorgan Tactical Allocation Service Class	3,058.523	50,378	50,588	-	50,588	30,353	1.581298	12.578774
TA Managed Risk - Balanced ETF Initial Class	-	-	-	-	-	-	1.827244	13.134531
TA Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-	2.011546	14.295814
TA Managed Risk - Growth ETF Service Class	-	-	-	-	-	-	1.673491	14.123783
TA Morgan Stanley Capital Growth Service Class	2,358.136	73,409	65,085	(1)	65,084	9,387	6.578284	36.086900
TA Multi-Managed Balanced Service Class	1,904.728	25,439	34,647	1	34,648	12,293	2.682924	16.306805
TA PIMCO Tactical - Balanced Service Class	-	-	-	-	-	-	1.555311	13.174937
TA PIMCO Tactical - Conservative Service Class	-	-	-	-	-	-	1.448619	12.850456
TA PIMCO Tactical - Growth Service Class	-	-	-	-	-	-	1.576053	13.956543
TA PIMCO Total Return Service Class	6,586.615	72,242	72,255	-	72,255	44,575	1.538921	10.932888
TA Small/Mid Cap Value Service Class	1,380.641	31,975	32,611	(3)	32,608	10,669	2.900166	15.174363
TA T. Rowe Price Small Cap Service Class	0.225	3	4	(4)	-	-	4.101472	18.416010
TA WMC US Growth Service Class	-	-	-	-	-	-	3.616692	26.731859

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	AB Balanced Wealth Strategy Class B Shares Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount	Franklin Allocation Class 4 Shares Subaccount	ProFund Access VP High Yield Subaccount	ProFund VP Asia 30 Subaccount

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$60,726

Investment Income:
Reinvested Dividends	-	-	-	-	115
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	104

Net Investment Income (Loss)	-	-	-	-	11

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	1,046
Realized Gain (Loss) on Investments	-	-	-	-	3,974

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	5,020
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	117

Net Gain (Loss) on Investment	-	-	-	-	5,137

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	5,148

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	(65,874)

Total Increase (Decrease) in Net Assets	-	-	-	-	(60,726)

Net Assets as of December 31, 2020:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	21

Net Investment Income (Loss)	-	-	-	-	(21)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	(2,034)

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	(2,034)
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	(2)

Net Gain (Loss) on Investment	-	-	-	-	(2,036)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	(2,057)

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	2,057

Total Increase (Decrease) in Net Assets	-	-	-	-	-

Net Assets as of December 31, 2021:	$-	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	ProFund VP Basic Materials Subaccount	ProFund VP Bull Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Emerging Markets Subaccount	ProFund VP Europe 30 Subaccount

Net Assets as of December 31, 2019:	$-	$64,757	$-	$67,022	$-

Investment Income:
Reinvested Dividends	-	34	-	99	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	193	-	127	-

Net Investment Income (Loss)	-	(159)	-	(28)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,899	-	-	-
Realized Gain (Loss) on Investments	-	(3,339)	-	5,217	-

Net Realized Capital Gains (Losses) on Investments	-	(1,440)	-	5,217	-
Net Change in Unrealized Appreciation (Depreciation)	-	3,591	-	50	-

Net Gain (Loss) on Investment	-	2,151	-	5,267	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	1,992	-	5,239	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(22,506)	-	(67,811)	-

Total Increase (Decrease) in Net Assets	-	(20,514)	-	(62,572)	-

Net Assets as of December 31, 2020:	$-	$44,243	$-	$4,450	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	225	-	44	28

Net Investment Income (Loss)	-	(225)	-	(44)	(28)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,006	-	-	-
Realized Gain (Loss) on Investments	-	42	-	(2,001)	1,140

Net Realized Capital Gains (Losses) on Investments	-	3,048	-	(2,001)	1,140
Net Change in Unrealized Appreciation (Depreciation)	-	8,576	-	(1,833)	-

Net Gain (Loss) on Investment	-	11,624	-	(3,834)	1,140

Net Increase (Decrease) in Net Assets Resulting from Operations	-	11,399	-	(3,878)	1,112

Increase (Decrease) in Net Assets from Contract Transactions	-	2	-	3,058	(1,112)

Total Increase (Decrease) in Net Assets	-	11,401	-	(820)	-

Net Assets as of December 31, 2021:	$-	$55,644	$-	$3,630	$-

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	ProFund VP Falling U.S. Dollar Subaccount	ProFund VP Financials Subaccount	ProFund VP Government Money Market Subaccount	ProFund VP International Subaccount	ProFund VP Japan Subaccount

Net Assets as of December 31, 2019:	$80,407	$-	$365,014	$-	$-

Investment Income:
Reinvested Dividends	-	-	122	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2	-	450	-	3

Net Investment Income (Loss)	(2)	-	(328)	-	(3)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	137	-	-	-	405

Net Realized Capital Gains (Losses) on Investments	137	-	-	-	405
Net Change in Unrealized Appreciation (Depreciation)	(411)	-	-	-	-

Net Gain (Loss) on Investment	(274)	-	-	-	405

Net Increase (Decrease) in Net Assets Resulting from Operations	(276)	-	(328)	-	402

Increase (Decrease) in Net Assets from Contract Transactions	(80,131)	-	(364,686)	-	(402)

Total Increase (Decrease) in Net Assets	(80,407)	-	(365,014)	-	-

Net Assets as of December 31, 2020:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	1	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	42	26	-

Net Investment Income (Loss)	-	-	(41)	(26)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	74	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	74	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	74	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(41)	48	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	58,147	(48)	-

Total Increase (Decrease) in Net Assets	-	-	58,106	-	-

Net Assets as of December 31, 2021:	$-	$-	$58,106	$-	$-

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	ProFund VP Mid-Cap Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Oil & Gas Subaccount	ProFund VP Pharmaceuticals Subaccount	ProFund VP Precious Metals Subaccount

Net Assets as of December 31, 2019:	$-	$44,506	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6	189	-	-	-

Net Investment Income (Loss)	(6)	(189)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1	3,239	-	-	-
Realized Gain (Loss) on Investments	(1)	9,466	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	12,705	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	689	(3,404)	-	-	-

Net Gain (Loss) on Investment	689	9,301	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	683	9,112	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	15,743	(53,618)	-	-	-

Total Increase (Decrease) in Net Assets	16,426	(44,506)	-	-	-

Net Assets as of December 31, 2020:	$16,426	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	133	169	-	-	-

Net Investment Income (Loss)	(133)	(169)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,067	3,551	-	-	-
Realized Gain (Loss) on Investments	3,601	(2,234)	-	-	-

Net Realized Capital Gains (Losses) on Investments	4,668	1,317	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(112)	5,176	-	-	-

Net Gain (Loss) on Investment	4,556	6,493	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	4,423	6,324	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	13,572	59,476	-	-	-

Total Increase (Decrease) in Net Assets	17,995	65,800	-	-	-

Net Assets as of December 31, 2021:	$34,421	$65,800	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount	ProFund VP Short NASDAQ- 100 Subaccount	ProFund VP Short Small-Cap Subaccount	ProFund VP Small-Cap Subaccount

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$12,611

Investment Income:
Reinvested Dividends	-	-	-	-	4
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	35

Net Investment Income (Loss)	-	-	-	-	(31)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	271
Realized Gain (Loss) on Investments	-	-	-	-	(730)

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	(459)
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	621

Net Gain (Loss) on Investment	-	-	-	-	162

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	131

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	(4,050)

Total Increase (Decrease) in Net Assets	-	-	-	-	(3,919)

Net Assets as of December 31, 2020:	$-	$-	$-	$-	$8,692

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	44

Net Investment Income (Loss)	-	-	-	-	(44)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	364
Realized Gain (Loss) on Investments	-	-	-	-	9

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	373
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	744

Net Gain (Loss) on Investment	-	-	-	-	1,117

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	1,073

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	3

Total Increase (Decrease) in Net Assets	-	-	-	-	1,076

Net Assets as of December 31, 2021:	$-	$-	$-	$-	$9,768

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	ProFund VP Small-Cap Value Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount

Net Assets as of December 31, 2019:	$60,918	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	58	-	-	-	-

Net Investment Income (Loss)	(58)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	(2,026)	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	(2,026)	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	3,668	-	1	-	-

Net Gain (Loss) on Investment	1,642	-	1	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	1,584	-	1	-	-

Increase (Decrease) in Net Assets from Contract Transactions	5,641	-	(1)	-	-

Total Increase (Decrease) in Net Assets	7,225	-	-	-	-

Net Assets as of December 31, 2020:	$68,143	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	76	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	290	-	-	-	-

Net Investment Income (Loss)	(214)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1	-	-
Realized Gain (Loss) on Investments	22,022	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	22,022	-	1	-	-
Net Change in Unrealized Appreciation (Depreciation)	(3,743)	-	(1)	-	-

Net Gain (Loss) on Investment	18,279	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	18,065	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(86,208)	-	-	-	-

Total Increase (Decrease) in Net Assets	(68,143)	-	-	-	-

Net Assets as of December 31, 2021:	$-	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA BlackRock Global Real Estate Securities Service Class Subaccount	TA BlackRock Government Money Market Service Class Subaccount

Net Assets as of December 31, 2019:	$96,654	$-	$-	$6,196	$-

Investment Income:
Reinvested Dividends	3,616	-	-	647	191
Investment Expense:
Mortality and Expense Risk and Administrative Charges	221	-	-	28	1,619

Net Investment Income (Loss)	3,395	-	-	619	(1,428)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	393	-
Realized Gain (Loss) on Investments	(8,241)	-	-	(3)	-

Net Realized Capital Gains (Losses) on Investments	(8,241)	-	-	390	-
Net Change in Unrealized Appreciation (Depreciation)	6,458	-	-	(1,072)	-

Net Gain (Loss) on Investment	(1,783)	-	-	(682)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	1,612	-	-	(63)	(1,428)

Increase (Decrease) in Net Assets from Contract Transactions	(35,407)	-	-	1	444,901

Total Increase (Decrease) in Net Assets	(33,795)	-	-	(62)	443,473

Net Assets as of December 31, 2020:	$62,859	$-	$-	$6,134	$443,473

Investment Income:
Reinvested Dividends	3,203	-	-	151	16
Investment Expense:
Mortality and Expense Risk and Administrative Charges	251	54	-	35	1,986

Net Investment Income (Loss)	2,952	(54)	-	116	(1,970)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	1,539	1,725	-	1	-

Net Realized Capital Gains (Losses) on Investments	1,539	1,725	-	1	-
Net Change in Unrealized Appreciation (Depreciation)	(1,665)	744	-	1,431	-

Net Gain (Loss) on Investment	(126)	2,469	-	1,432	-

Net Increase (Decrease) in Net Assets Resulting from Operations	2,826	2,415	-	1,548	(1,970)

Increase (Decrease) in Net Assets from Contract Transactions	(58,839)	46,493	-	(1)	17

Total Increase (Decrease) in Net Assets	(56,013)	48,908	-	1,547	(1,953)

Net Assets as of December 31, 2021:	$6,846	$48,908	$-	$7,681	$441,520

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA BlackRock iShares Active Asset Allocation - Conservative Service Class Subaccount	TA BlackRock iShares Active Asset Allocation-Moderate Growth Service Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount

Net Assets as of December 31, 2019:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2020:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2021:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA International Focus Service Class Subaccount	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Core Bond Service Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount

Net Assets as of December 31, 2019:	$4,156	$-	$15,425	$-	$-

Investment Income:
Reinvested Dividends	85	-	26	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24	-	230	-	-

Net Investment Income (Loss)	61	-	(204)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	5,595	-	-
Realized Gain (Loss) on Investments	(44)	-	(3,774)	-	-

Net Realized Capital Gains (Losses) on Investments	(44)	-	1,821	-	-
Net Change in Unrealized Appreciation (Depreciation)	1,531	-	1,665	-	-

Net Gain (Loss) on Investment	1,487	-	3,486	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	1,548	-	3,282	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(717)	-	94,404	-	-

Total Increase (Decrease) in Net Assets	831	-	97,686	-	-

Net Assets as of December 31, 2020:	$4,987	$-	$113,111	$-	$-

Investment Income:
Reinvested Dividends	56	-	95	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26	-	284	-	-

Net Investment Income (Loss)	30	-	(189)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	12,508	-	-
Realized Gain (Loss) on Investments	11	-	(2,859)	-	-

Net Realized Capital Gains (Losses) on Investments	11	-	9,649	-	-
Net Change in Unrealized Appreciation (Depreciation)	462	-	(1,353)	-	-

Net Gain (Loss) on Investment	473	-	8,296	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	503	-	8,107	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(1)	-	(74,362)	-	-

Total Increase (Decrease) in Net Assets	502	-	(66,255)	-	-

Net Assets as of December 31, 2021:	$5,489	$-	$46,856	$-	$-

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Managed Risk - Balanced ETF Initial Class Subaccount	TA Managed Risk - Growth ETF Initial Class Subaccount	TA Managed Risk-Growth ETF Service Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$24,265

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	134

Net Investment Income (Loss)	-	-	-	-	(134)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	1,375
Realized Gain (Loss) on Investments	-	-	-	-	23,558

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	24,933
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	(1,520)

Net Gain (Loss) on Investment	-	-	-	-	23,413

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	23,279

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	(47,544)

Total Increase (Decrease) in Net Assets	-	-	-	-	(24,265)

Net Assets as of December 31, 2020:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	58	-	-	-	84

Net Investment Income (Loss)	(58)	-	-	-	(84)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	14,600
Realized Gain (Loss) on Investments	954	-	-	-	(14,926)

Net Realized Capital Gains (Losses) on Investments	954	-	-	-	(326)
Net Change in Unrealized Appreciation (Depreciation)	210	-	-	-	(8,324)

Net Gain (Loss) on Investment	1,164	-	-	-	(8,650)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,106	-	-	-	(8,734)

Increase (Decrease) in Net Assets from Contract Transactions	49,482	-	-	-	73,818

Total Increase (Decrease) in Net Assets	50,588	-	-	-	65,084

Net Assets as of December 31, 2021:	$50,588	$-	$-	$-	$65,084

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Multi-Managed Balanced Service Class Subaccount	TA PIMCO Tactical- Balanced Service Class Subaccount	TA PIMCO Tactical- Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount	TA PIMCO Total Return Service Class Subaccount

Net Assets as of December 31, 2019:	$25,920	$-	$-	$-	$25,864

Investment Income:
Reinvested Dividends	367	-	-	-	5,601
Investment Expense:
Mortality and Expense Risk and Administrative Charges	133	-	-	-	438

Net Investment Income (Loss)	234	-	-	-	5,163

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,110	-	-	-	614
Realized Gain (Loss) on Investments	24	-	-	-	169

Net Realized Capital Gains (Losses) on Investments	1,134	-	-	-	783
Net Change in Unrealized Appreciation (Depreciation)	2,528	-	-	-	371

Net Gain (Loss) on Investment	3,662	-	-	-	1,154

Net Increase (Decrease) in Net Assets Resulting from Operations	3,896	-	-	-	6,317

Increase (Decrease) in Net Assets from Contract Transactions	(1)	-	-	-	(3,363)

Total Increase (Decrease) in Net Assets	3,895	-	-	-	2,954

Net Assets as of December 31, 2020:	$29,815	$-	$-	$-	$28,818

Investment Income:
Reinvested Dividends	308	-	-	-	1,389
Investment Expense:
Mortality and Expense Risk and Administrative Charges D	161	-	-	-	409

Net Investment Income (Loss)	147	-	-	-	980

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,790	-	-	-	6,639
Realized Gain (Loss) on Investments	45	-	-	-	(7,995)

Net Realized Capital Gains (Losses) on Investments	1,835	-	-	-	(1,356)
Net Change in Unrealized Appreciation (Depreciation)	2,850	-	-	-	(84)

Net Gain (Loss) on Investment	4,685	-	-	-	(1,440)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,832	-	-	-	(460)

Increase (Decrease) in Net Assets from Contract Transactions	1	-	-	-	43,897

Total Increase (Decrease) in Net Assets	4,833	-	-	-	43,437

Net Assets as of December 31, 2021:	$34,648	$-	$-	$-	$72,255

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2019:	$2,629	$34,276	$46,368

Investment Income:
Reinvested Dividends	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8	241	75

Net Investment Income (Loss)	(8)	(241)	(75)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,745	-
Realized Gain (Loss) on Investments	(170)	(21,951)	(1,128)

Net Realized Capital Gains (Losses) on Investments	(170)	(19,206)	(1,128)
Net Change in Unrealized Appreciation (Depreciation)	536	12,009	(2,742)

Net Gain (Loss) on Investment	366	(7,197)	(3,870)

Net Increase (Decrease) in Net Assets Resulting from Operations	358	(7,438)	(3,945)

Increase (Decrease) in Net Assets from Contract Transactions	15,562	108,482	(42,423)

Total Increase (Decrease) in Net Assets	15,920	101,044	(46,368)

Net Assets as of December 31, 2020:	$18,549	$135,320	$-

Investment Income:
Reinvested Dividends	79	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	137	146	81

Net Investment Income (Loss)	(58)	(146)	(81)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	5,260	17,638	1,834

Net Realized Capital Gains (Losses) on Investments	5,260	17,638	1,834
Net Change in Unrealized Appreciation (Depreciation)	(27)	(12,081)	-

Net Gain (Loss) on Investment	5,233	5,557	1,834

Net Increase (Decrease) in Net Assets Resulting from Operations	5,175	5,411	1,753

Increase (Decrease) in Net Assets from Contract Transactions	8,884	(140,731)	(1,753)

Total Increase (Decrease) in Net Assets	14,059	(135,320)	-

Net Assets as of December 31, 2021:	$32,608	$-	$-

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2021

1. Organization

Separate Account VA AA (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica WRL Freedom Advisor.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
ProFunds	ProFunds
ProFund Access VP High Yield	ProFund Access VP High Yield Fund
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Basic Materials	ProFund VP Basic Materials
ProFund VP Bull	ProFund VP Bull
ProFund VP Consumer Services	ProFund VP Consumer Services
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Oil & Gas	ProFund VP Oil & Gas
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP Telecommunications	ProFund VP Telecommunications
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap

16

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
ProFunds	ProFunds
ProFund VP Utilities	ProFund VP Utilities
Transamerica Series Trust	Transamerica Series Trust
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Managed Risk - Balanced ETF Initial Class	Transamerica Managed Risk - Balanced ETF VP Initial Class
TA Managed Risk - Growth ETF Initial Class	Transamerica Managed Risk - Growth ETF VP Initial Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2021:

Subaccount	Formerly
ProFund Access VP High Yield	Access VP High Yield
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	TA QS Investors Active Asset Allocation - Conservative Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA QS Investors Active Asset Allocation - Moderate Growth Service Class
TA International Focus Service Class	TA International Growth Service Class

17

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

18

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$-	$-
Fidelity® VIP Index 500 Service Class 2	-	-
Franklin Allocation Class 4 Shares	-	-
ProFund Access VP High Yield	-	-
ProFund VP Asia 30	30,582	28,547
ProFund VP Basic Materials	-	-
ProFund VP Bull	3,006	225
ProFund VP Consumer Services	-	-
ProFund VP Emerging Markets	32,284	29,273
ProFund VP Europe 30	49,668	50,808
ProFund VP Falling U.S. Dollar	-	-
ProFund VP Financials	-	-
ProFund VP Government Money Market	58,236	129
ProFund VP International	49,181	49,255
ProFund VP Japan	-	-
ProFund VP Mid-Cap	109,678	95,171
ProFund VP NASDAQ-100	104,312	41,455
ProFund VP Oil & Gas	-	-
ProFund VP Pharmaceuticals	-	-
ProFund VP Precious Metals	-	-
ProFund VP Short Emerging Markets	-	-
ProFund VP Short International	-	-
ProFund VP Short NASDAQ-100	-	-
ProFund VP Short Small-Cap	-	-
ProFund VP Small-Cap	364	44
ProFund VP Small-Cap Value	55,263	141,686
ProFund VP Telecommunications	-	-
ProFund VP U.S. Government Plus	1	-
ProFund VP UltraSmall-Cap	-	-
ProFund VP Utilities	-	-
TA Aegon High Yield Bond Service Class	3,203	59,090
TA Aegon Sustainable Equity Income Service Class	91,113	44,674
TA Aegon U.S. Government Securities Service Class	-	-
TA BlackRock Global Real Estate Securities Service Class	151	35
TA BlackRock Government Money Market Service Class	16	1,986
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	-

19

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	$-	$-
TA BlackRock iShares Edge 40 Service Class	-	-
TA BlackRock Tactical Allocation Service Class	-	-
TA International Focus Service Class	56	26
TA Janus Balanced Service Class	-	-
TA Janus Mid-Cap Growth Service Class	169,001	231,043
TA JPMorgan Core Bond Service Class	-	-
TA JPMorgan Enhanced Index Service Class	-	-
TA JPMorgan Tactical Allocation Service Class	94,399	44,975
TA Managed Risk - Balanced ETF Initial Class	-	-
TA Managed Risk - Growth ETF Initial Class	-	-
TA Managed Risk - Growth ETF Service Class	-	-
TA Morgan Stanley Capital Growth Service Class	171,645	83,310
TA Multi-Managed Balanced Service Class	2,099	161
TA PIMCO Tactical - Balanced Service Class	-	-
TA PIMCO Tactical - Conservative Service Class	-	-
TA PIMCO Tactical - Growth Service Class	-	-
TA PIMCO Total Return Service Class	273,018	221,502
TA Small/Mid Cap Value Service Class	100,979	92,153
TA T. Rowe Price Small Cap Service Class	-	140,878
TA WMC US Growth Service Class	72,406	74,240

20

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
AB Balanced Wealth Strategy Class B Shares	-	-	-	-	-	-
Fidelity® VIP Index 500 Service Class 2	-	-	-	-	-	-
Franklin Allocation Class 4 Shares	-	-	-	-	-	-
ProFund Access VP High Yield	-	-	-	-	-	-
ProFund VP Asia 30	22,602	(22,602)	-	59,262	(132,899)	(73,637)
ProFund VP Basic Materials	-	-	-	-	-	-
ProFund VP Bull	-	-	-	-	(12,925)	(12,925)
ProFund VP Consumer Services	-	-	-	-	-	-
ProFund VP Emerging Markets	30,632	(30,632)	-	68,168	(151,357)	(83,189)
ProFund VP Europe 30	48,007	(48,007)	-	-	-	-
ProFund VP Falling U.S. Dollar	-	-	-	-	(127,038)	(127,038)
ProFund VP Financials	-	-	-	-	-	-
ProFund VP Government Money Market	60,298	(91)	60,207	138,885	(513,943)	(375,058)
ProFund VP International	50,861	(50,861)	-	-	-	-
ProFund VP Japan	-	-	-	10,350	(10,350)	-
ProFund VP Mid-Cap	42,818	(37,345)	5,473	7,569	-	7,569
ProFund VP NASDAQ-100	18,327	(7,517)	10,810	9,379	(22,537)	(13,158)
ProFund VP Oil & Gas	-	-	-	-	-	-
ProFund VP Pharmaceuticals	-	-	-	-	-	-
ProFund VP Precious Metals	-	-	-	-	-	-
ProFund VP Short Emerging Markets	-	-	-	-	-	-
ProFund VP Short International	-	-	-	-	-	-
ProFund VP Short NASDAQ-100	-	-	-	-	-	-
ProFund VP Short Small-Cap	-	-	-	-	-	-
ProFund VP Small-Cap	-	-	-	-	(2,774)	(2,774)
ProFund VP Small-Cap Value	23,390	(57,897)	(34,507)	38,580	(35,103)	3,477
ProFund VP Telecommunications	-	-	-	-	-	-

21

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
ProFund VP U.S. Government Plus	-	-	-	-	-	-
ProFund VP UltraSmall-Cap	-	-	-	-	-	-
ProFund VP Utilities	-	-	-	-	-	-
TA Aegon High Yield Bond Service Class	-	(26,829)	(26,829)	54,973	(72,988)	(18,015)
TA Aegon Sustainable Equity Income Service Class	49,707	(24,523)	25,184	-	-	-
TA Aegon U.S. Government Securities Service Class	-	-	-	-	-	-
TA BlackRock Global Real Estate Securities Service Class	-	-	-	-	-	-
TA BlackRock Government Money Market Service Class	-	-	-	444,161	-	444,161
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	-	-	-	-	-
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	-	-	-	-	-
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-
TA BlackRock Tactical Allocation Service Class	-	-	-	-	-	-
TA International Focus Service Class	-	-	-	9,817	(9,817)	-
TA Janus Balanced Service Class	-	-	-	-	-	-
TA Janus Mid-Cap Growth Service Class	51,645	(78,621)	(26,976)	76,178	(41,059)	35,119
TA JPMorgan Core Bond Service Class	-	-	-	-	-	-
TA JPMorgan Enhanced Index Service Class	-	-	-	-	-	-
TA JPMorgan Tactical Allocation Service Class	57,787	(27,434)	30,353	-	-	-
TA Managed Risk - Balanced ETF Initial Class	-	-	-	-	-	-
TA Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-
TA Managed Risk - Growth ETF Service Class	-	-	-	-	-	-
TA Morgan Stanley Capital Growth Service Class	20,276	(10,889)	9,387	13,976	(21,422)	(7,446)
TA Multi-Managed Balanced Service Class	-	-	-	-	-	-
TA PIMCO Tactical - Balanced Service Class	-	-	-	-	-	-
TA PIMCO Tactical - Conservative Service Class	-	-	-	-	-	-
TA PIMCO Tactical - Growth Service Class	-	-	-	-	-	-

22

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
TA PIMCO Total Return Service Class	163,536	(136,476)	27,060	129,759	(129,046)	713
TA Small/Mid Cap Value Service Class	34,453	(31,504)	2,949	7,720	(1,126)	6,594
TA T. Rowe Price Small Cap Service Class	-	(34,609)	(34,609)	64,223	(40,368)	23,855
TA WMC US Growth Service Class	19,501	(19,501)	-	5,233	(25,097)	(19,864)

23

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	$-	$-	$-	$-	$-	$-
Fidelity® VIP Index 500 Service Class 2	-	-	-	-	-	-
Franklin Allocation Class 4 Shares	-	-	-	-	-	-
ProFund Access VP High Yield	-	-	-	-	-	-
ProFund VP Asia 30	30,582	(28,525)	2,057	47,161	(113,035)	(65,874)
ProFund VP Basic Materials	-	-	-	-	-	-
ProFund VP Bull	-	2	2	-	(22,506)	(22,506)
ProFund VP Consumer Services	-	-	-	-	-	-
ProFund VP Emerging Markets	32,284	(29,226)	3,058	46,977	(114,788)	(67,811)
ProFund VP Europe 30	49,669	(50,781)	(1,112)	-	-	-
ProFund VP Falling U.S. Dollar	-	-	-	-	(80,131)	(80,131)
ProFund VP Financials	-	-	-	-	-	-
ProFund VP Government Money Market	58,236	(89)	58,147	135,004	(499,690)	(364,686)
ProFund VP International	49,182	(49,230)	(48)	-	-	-
ProFund VP Japan	-	-	-	8,761	(9,163)	(402)
ProFund VP Mid-Cap	108,612	(95,040)	13,572	15,743	-	15,743
ProFund VP NASDAQ-100	100,765	(41,289)	59,476	37,113	(90,731)	(53,618)
ProFund VP Oil & Gas	-	-	-	-	-	-
ProFund VP Pharmaceuticals	-	-	-	-	-	-
ProFund VP Precious Metals	-	-	-	-	-	-
ProFund VP Short Emerging Markets	-	-	-	-	-	-
ProFund VP Short International	-	-	-	-	-	-
ProFund VP Short NASDAQ-100	-	-	-	-	-	-
ProFund VP Short Small-Cap	-	-	-	-	-	-
ProFund VP Small-Cap	-	3	3	-	(4,050)	(4,050)
ProFund VP Small-Cap Value	55,190	(141,398)	(86,208)	72,059	(66,418)	5,641
ProFund VP Telecommunications	-	-	-	-	-	-

24

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
ProFund VP U.S. Government Plus	$-	$-	$-	$-	$(1)	$(1)
ProFund VP UltraSmall-Cap	-	-	-	-	-	-
ProFund VP Utilities	-	-	-	-	-	-
TA Aegon High Yield Bond Service Class	-	(58,839)	(58,839)	105,538	(140,945)	(35,407)
TA Aegon Sustainable Equity Income Service Class	91,114	(44,621)	46,493	-	-	-
TA Aegon U.S. Government Securities Service Class	-	-	-	-	-	-
TA BlackRock Global Real Estate Securities Service Class	-	(1)	(1)	-	1	1
TA BlackRock Government Money Market Service Class	-	17	17	444,887	14	444,901
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	-	-	-	-	-
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	-	-	-	-	-
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-
TA BlackRock Tactical Allocation Service Class	-	-	-	-	-	-
TA International Focus Service Class	-	(1)	(1)	10,232	(10,949)	(717)
TA Janus Balanced Service Class	-	-	-	-	-	-
TA Janus Mid-Cap Growth Service Class	156,400	(230,762)	(74,362)	186,746	(92,342)	94,404
TA JPMorgan Core Bond Service Class	-	-	-	-	-	-
TA JPMorgan Enhanced Index Service Class	-	-	-	-	-	-
TA JPMorgan Tactical Allocation Service Class	94,401	(44,919)	49,482	-	-	-
TA Managed Risk - Balanced ETF Initial Class	-	-	-	-	-	-
TA Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-
TA Managed Risk - Growth ETF Service Class	-	-	-	-	-	-
TA Morgan Stanley Capital Growth Service Class	157,047	(83,229)	73,818	60,303	(107,847)	(47,544)
TA Multi-Managed Balanced Service Class	-	1	1	-	(1)	(1)
TA PIMCO Tactical - Balanced Service Class	-	-	-	-	-	-
TA PIMCO Tactical - Conservative Service Class	-	-	-	-	-	-
TA PIMCO Tactical - Growth Service Class	-	-	-	-	-	-

25

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA PIMCO Total Return Service Class	$265,000	$(221,103)	$43,897	$207,814	$(211,177)	$(3,363)
TA Small/Mid Cap Value Service Class	100,901	(92,017)	8,884	17,893	(2,331)	15,562
TA T. Rowe Price Small Cap Service Class	-	(140,731)	(140,731)	212,636	(104,154)	108,482
TA WMC US Growth Service Class	72,407	(74,160)	(1,753)	12,502	(54,925)	(42,423)

26

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AB Balanced Wealth Strategy Class B Shares
12/31/2021	-	$2.94	to	$14.24	$ -	-%	0.65%	to	1.95%	12.63%	to	11.20%
12/31/2020	-	2.61	to	12.80	-	-	0.65	to	1.95	8.55	to	7.16
12/31/2019	-	2.40	to	11.95	-	-	0.65	to	1.95	17.44	to	15.94
12/31/2018	-	2.05	to	10.30	-	-	0.65	to	1.95	(7.02)	to	(8.21)
12/31/2017	-	2.20	to	11.23	-	-	0.65	to	1.95	14.88	to	14.42

Fidelity® VIP Index 500 Service Class 2
12/31/2021	-	3.72	to	20.72	-	-	0.45	to	1.75	27.68	to	26.05
12/31/2020	-	2.91	to	16.44	-	-	0.45	to	1.75	17.42	to	15.92
12/31/2019	-	2.48	to	14.18	-	-	0.45	to	1.75	30.43	to	28.77
12/31/2018	-	1.90	to	11.01	-	-	0.45	to	1.75	(5.16)	to	(6.38)
12/31/2017	-	2.00	to	11.77	-	-	0.45	to	1.75	20.86	to	20.39

Franklin Allocation Class 4 Shares
12/31/2021	-	3.02	to	13.54	-	-	0.60	to	1.90	10.87	to	9.46
12/31/2020	-	2.72	to	12.37	-	-	0.60	to	1.90	11.08	to	9.67
12/31/2019	-	2.45	to	11.28	-	-	0.60	to	1.90	18.85	to	17.33
12/31/2018	-	2.06	to	9.62	-	-	0.60	to	1.90	(10.12)	to	(11.28)
12/31/2017	-	2.30	to	10.84	-	-	0.60	to	1.90	11.11	to	10.68

ProFund Access VP High Yield
12/31/2021	-	2.07	to	10.70	-	-	0.45	to	1.75	(0.18)	to	(1.45)
12/31/2020	-	2.07	to	10.86	-	-	0.45	to	1.75	(0.51)	to	(1.78)
12/31/2019	-	2.08	to	11.06	-	6.76	0.45	to	1.75	11.93	to	10.50
12/31/2018	-	1.86	to	10.01	-	2.40	0.45	to	1.75	(1.06)	to	(2.33)
12/31/2017	-	1.88	to	10.25	-	-	0.45	to	1.75	4.33	to	3.91

ProFund VP Asia 30
12/31/2021	-	0.91	to	13.55	-	-	0.45	to	1.75	(18.89)	to	(19.92)
12/31/2020	-	1.12	to	16.92	-	0.54	0.45	to	1.75	34.94	to	33.22
12/31/2019	73,637	0.83	to	12.70	60,726	0.09	0.45	to	1.75	25.74	to	24.13
12/31/2018	10,670	0.66	to	10.23	6,983	0.18	0.45	to	1.75	(18.96)	to	(20.00)
12/31/2017	63,405	0.81	to	12.79	51,144	-	0.45	to	1.75	32.28	to	31.76

ProFund VP Basic Materials
12/31/2021	-	1.84	to	15.63	-	-	0.45	to	1.75	25.07	to	23.47
12/31/2020	-	1.47	to	12.66	-	-	0.45	to	1.75	15.96	to	14.48
12/31/2019	-	1.27	to	11.06	-	-	0.45	to	1.75	17.19	to	15.69
12/31/2018	-	1.08	to	9.56	-	-	0.45	to	1.75	(18.03)	to	(19.08)
12/31/2017	30,819	1.32	to	11.81	40,633	-	0.45	to	1.75	22.41	to	21.92

ProFund VP Bull
12/31/2021	18,711	2.97	to	19.14	55,644	-	0.45	to	1.75	25.77	to	24.16
12/31/2020	18,711	2.36	to	15.42	44,243	0.08	0.45	to	1.75	15.51	to	14.04
12/31/2019	31,636	2.05	to	13.52	64,757	0.27	0.45	to	1.75	28.30	to	26.66
12/31/2018	31,984	1.60	to	10.67	51,027	-	0.45	to	1.75	(6.57)	to	(7.77)
12/31/2017	32,335	1.71	to	11.57	55,214	-	0.45	to	1.75	18.81	to	18.34

ProFund VP Consumer Services
12/31/2021	-	4.37	to	18.99	-	-	0.45	to	1.75	9.74	to	8.33
12/31/2020	-	3.98	to	17.53	-	-	0.45	to	1.75	27.77	to	26.14
12/31/2019	-	3.12	to	13.90	-	-	0.45	to	1.75	24.08	to	22.50
12/31/2018	-	2.51	to	11.35	-	-	0.45	to	1.75	0.16	to	(1.12)
12/31/2017	-	2.51	to	11.47	-	-	0.45	to	1.75	17.84	to	17.37

27

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

ProFund VP Emerging Markets
12/31/2021	4,637	$0.79	to	$13.03	$ 3,630	-%	0.45%	to	1.75%	(18.38	) %	to	(19.42	) %
12/31/2020	4,637	0.97	to	16.17	4,450	0.38	0.45	to	1.75	26.15		to	24.54
12/31/2019	87,826	0.77	to	12.98	67,022	0.20	0.45	to	1.75	23.68		to	22.10
12/31/2018	23,661	0.62	to	10.63	14,579	0.10	0.45	to	1.75	(15.65)		to	(16.73)
12/31/2017	75,035	0.73	to	12.77	54,721	0.09	0.45	to	1.75	32.66		to	32.14

ProFund VP Europe 30
12/31/2021	-	1.05	to	12.36	-	-	0.45	to	1.75	23.97		to	22.39
12/31/2020	-	0.85	to	10.10	-	-	0.45	to	1.75	(9.64)		to	(10.79)
12/31/2019	-	0.94	to	11.32	-	-	0.45	to	1.75	17.26		to	15.76
12/31/2018	-	0.80	to	9.78	-	-	0.45	to	1.75	(14.51)		to	(15.61)
12/31/2017	-	0.94	to	11.59	-	3.32	0.45	to	1.75	19.18		to	18.70

ProFund VP Falling U.S. Dollar
12/31/2021	-	0.60	to	8.80	-	-	0.45	to	1.75	(8.44)		to	(9.61)
12/31/2020	-	0.66	to	9.73	-	-	0.45	to	1.75	4.34		to	3.00
12/31/2019	127,038	0.63	to	9.45	80,407	-	0.45	to	1.75	(2.78)		to	(4.02)
12/31/2018	-	0.65	to	9.85	-	-	0.45	to	1.75	(6.73)		to	(7.93)
12/31/2017	320,816	0.70	to	10.69	223,937	-	0.45	to	1.75	7.97		to	7.55

ProFund VP Financials
12/31/2021	-	1.67	to	15.86	-	-	0.45	to	1.75	29.52		to	27.87
12/31/2020	-	1.29	to	12.40	-	-	0.45	to	1.75	(2.21)		to	(3.46)
12/31/2019	-	1.32	to	12.84	-	-	0.45	to	1.75	29.69		to	28.03
12/31/2018	-	1.02	to	10.03	-	-	0.45	to	1.75	(10.83)		to	(11.98)
12/31/2017	-	1.14	to	11.40	-	-	0.45	to	1.75	17.66		to	17.20

ProFund VP Government Money Market
12/31/2021	60,207	0.97	to	9.29	58,106	0.01	0.45	to	1.75	(0.44)		to	(1.71)
12/31/2020	-	0.97	to	9.45	-	0.13	0.45	to	1.75	(0.40)		to	(1.68)
12/31/2019	375,058	0.97	to	9.61	365,014	0.78	0.45	to	1.75	0.32		to	(0.96)
12/31/2018	607,677	0.97	to	9.70	587,859	0.42	0.45	to	1.75	(0.03)		to	(1.32)
12/31/2017	27,547	0.97	to	9.83	26,527	0.02	0.45	to	1.75	(0.42)		to	(0.82)

ProFund VP International
12/31/2021	-	0.96	to	12.59	-	-	0.45	to	1.75	8.33		to	6.95
12/31/2020	-	0.89	to	11.77	-	-	0.45	to	1.75	4.43		to	3.09
12/31/2019	-	0.85	to	11.42	-	-	0.45	to	1.75	18.74		to	17.22
12/31/2018	-	0.72	to	9.74	-	-	0.45	to	1.75	(16.14)		to	(17.22)
12/31/2017	74,389	0.85	to	11.77	63,307	-	0.45	to	1.75	21.25		to	20.77

ProFund VP Japan
12/31/2021	-	1.28	to	13.46	-	-	0.45	to	1.75	3.43		to	2.11
12/31/2020	-	1.24	to	13.18	-	-	0.45	to	1.75	15.41		to	13.94
12/31/2019	-	1.07	to	11.57	-	0.08	0.45	to	1.75	19.46		to	17.93
12/31/2018	2,091	0.90	to	9.81	1,863	-	0.45	to	1.75	(12.03)		to	(13.16)
12/31/2017	2,091	1.02	to	11.30	2,119	-	0.45	to	1.75	17.92		to	17.46

ProFund VP Mid-Cap
12/31/2021	13,042	2.65	to	14.84	34,421	-	0.45	to	1.75	21.66		to	20.11
12/31/2020	7,569	2.18	to	12.36	16,426	-	0.45	to	1.75	10.26		to	8.86
12/31/2019	-	1.97	to	11.35	-	0.30	0.45	to	1.75	22.97		to	21.40
12/31/2018	2,620	1.61	to	9.35	4,160	-	0.45	to	1.75	(13.25)		to	(14.37)
12/31/2017	-	1.85	to	10.92	-	-	0.45	to	1.75	12.93		to	12.48

ProFund VP NASDAQ-100
12/31/2021	10,810	6.11	to	28.71	65,800	-	0.45	to	1.75	24.24		to	22.66
12/31/2020	-	4.92	to	23.41	-	-	0.45	to	1.75	44.92		to	43.07
12/31/2019	13,158	3.39	to	16.36	44,506	-	0.45	to	1.75	36.09		to	34.35
12/31/2018	9,299	2.49	to	12.18	23,072	-	0.45	to	1.75	(2.31)		to	(3.57)
12/31/2017	-	2.55	to	12.63	-	-	0.45	to	1.75	29.79		to	29.28

28

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

ProFund VP Oil & Gas
12/31/2021	-	$0.76	to	$ 7.57	$-	-%	0.45%	to	1.75%	51.25%	to	49.32%
12/31/2020	-	0.50	to	5.07	-	-	0.45	to	1.75	(34.75)	to	(35.59)
12/31/2019	-	0.77	to	7.87	-	-	0.45	to	1.75	8.03	to	6.65
12/31/2018	-	0.71	to	7.38	-	-	0.45	to	1.75	(20.58)	to	(21.60)
12/31/2017	-	0.89	to	9.41	-	-	0.45	to	1.75	(3.61)	to	(3.99)

ProFund VP Pharmaceuticals
12/31/2021	-	2.62	to	13.31	-	-	0.45	to	1.75	10.70	to	9.29
12/31/2020	-	2.37	to	12.18	-	-	0.45	to	1.75	12.01	to	10.58
12/31/2019	-	2.12	to	11.02	-	-	0.45	to	1.75	13.53	to	12.08
12/31/2018	-	1.86	to	9.83	-	-	0.45	to	1.75	(6.62)	to	(7.82)
12/31/2017	-	2.00	to	10.66	-	-	0.45	to	1.75	9.86	to	9.43

ProFund VP Precious Metals
12/31/2021	-	0.55	to	13.24	-	-	0.45	to	1.75	(9.34)	to	(10.50)
12/31/2020	-	0.61	to	14.79	-	-	0.45	to	1.75	23.55	to	21.97
12/31/2019	-	0.49	to	12.13	-	-	0.45	to	1.75	45.33	to	43.47
12/31/2018	-	0.34	to	8.45	-	-	0.45	to	1.75	(13.86)	to	(14.97)
12/31/2017	-	0.39	to	9.94	-	-	0.45	to	1.75	4.81	to	4.39

ProFund VP Short Emerging Markets
12/31/2021	-	0.23	to	4.53	-	-	0.45	to	1.75	9.46	to	8.07
12/31/2020	-	0.21	to	4.19	-	-	0.45	to	1.75	(32.06)	to	(32.93)
12/31/2019	-	0.31	to	6.25	-	-	0.45	to	1.75	(21.35)	to	(22.35)
12/31/2018	-	0.39	to	8.05	-	-	0.45	to	1.75	12.08	to	10.64
12/31/2017	-	0.35	to	7.28	-	-	0.45	to	1.75	(28.16)	to	(28.45)

ProFund VP Short International
12/31/2021	-	0.27	to	5.09	-	-	0.45	to	1.75	(13.79)	to	(14.89)
12/31/2020	-	0.31	to	5.98	-	-	0.45	to	1.75	(17.32)	to	(18.37)
12/31/2019	-	0.37	to	7.32	-	-	0.45	to	1.75	(17.79)	to	(18.84)
12/31/2018	-	0.45	to	9.02	-	-	0.45	to	1.75	14.96	to	13.48
12/31/2017	-	0.39	to	7.95	-	-	0.45	to	1.75	(20.99)	to	(21.30)

ProFund VP Short NASDAQ-100
12/31/2021	-	0.05	to	2.08	-	-	0.45	to	1.75	(25.48)	to	(26.42)
12/31/2020	-	0.07	to	2.83	-	-	0.45	to	1.75	(43.03)	to	(43.76)
12/31/2019	-	0.12	to	5.03	-	-	0.45	to	1.75	(28.38)	to	(29.29)
12/31/2018	-	0.16	to	7.12	-	-	0.45	to	1.75	(3.33)	to	(4.57)
12/31/2017	-	0.17	to	7.46	-	-	0.45	to	1.75	(25.58)	to	(25.87)

ProFund VP Short Small-Cap
12/31/2021	-	0.09	to	3.88	-	-	0.45	to	1.75	(19.42)	to	(20.44)
12/31/2020	-	0.11	to	4.87	-	-	0.45	to	1.75	(32.27)	to	(33.14)
12/31/2019	-	0.16	to	7.29	-	-	0.45	to	1.75	(21.14)	to	(22.15)
12/31/2018	-	0.20	to	9.36	-	-	0.45	to	1.75	9.89	to	8.49
12/31/2017	-	0.19	to	8.63	-	-	0.45	to	1.75	(14.59)	to	(14.92)

ProFund VP Small-Cap
12/31/2021	4,016	2.43	to	14.34	9,768	-	0.45	to	1.75	12.38	to	10.94
12/31/2020	4,016	2.16	to	12.93	8,692	0.06	0.45	to	1.75	16.53	to	15.04
12/31/2019	6,790	1.86	to	11.24	12,611	-	0.45	to	1.75	23.05	to	21.48
12/31/2018	6,865	1.51	to	9.25	10,362	-	0.45	to	1.75	(13.29)	to	(14.40)
12/31/2017	6,940	1.74	to	10.80	12,080	-	0.45	to	1.75	11.92	to	11.48

ProFund VP Small-Cap Value
12/31/2021	-	2.54	to	13.39	-	0.13	0.45	to	1.75	27.98	to	26.35
12/31/2020	34,507	1.98	to	10.60	68,143	-	0.45	to	1.75	0.61	to	(0.68)
12/31/2019	31,030	1.97	to	10.67	60,918	-	0.45	to	1.75	22.01	to	20.46
12/31/2018	-	1.61	to	8.86	-	-	0.45	to	1.75	(14.60)	to	(15.70)
12/31/2017	7,132	1.89	to	10.51	13,483	-	0.45	to	1.75	9.22	to	8.79

29

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

ProFund VP Telecommunications
12/31/2021	-	$1.39	to	$10.51	$-	-%	0.45%	to	1.75%	17.88%	to	16.38%
12/31/2020	-	1.18	to	9.03	-	-	0.45	to	1.75	2.69	to	1.38
12/31/2019	-	1.15	to	8.91	-	-	0.45	to	1.75	14.25	to	12.80
12/31/2018	-	1.00	to	7.90	-	-	0.45	to	1.75	(15.49)	to	(16.57)
12/31/2017	-	1.19	to	9.46	-	-	0.45	to	1.75	(2.56)	to	(2.95)

ProFund VP U.S. Government Plus
12/31/2021	-	2.25	to	12.54	-	-	0.45	to	1.75	(7.50)	to	(8.68)
12/31/2020	-	2.44	to	13.73	-	-	0.45	to	1.75	20.15	to	18.62
12/31/2019	-	2.03	to	11.58	-	1.15	0.45	to	1.75	17.69	to	16.19
12/31/2018	-	1.72	to	9.96	-	0.80	0.45	to	1.75	(5.85)	to	(7.06)
12/31/2017	-	1.83	to	10.72	-	0.33	0.45	to	1.75	9.00	to	8.57

ProFund VP UltraSmall-Cap
12/31/2021	-	2.73	to	16.97	-	-	0.45	to	1.75	22.75	to	21.18
12/31/2020	-	2.23	to	14.00	-	-	0.45	to	1.75	15.87	to	14.39
12/31/2019	-	1.92	to	12.24	-	-	0.45	to	1.75	46.67	to	44.80
12/31/2018	-	1.31	to	8.45	-	-	0.45	to	1.75	(27.28)	to	(28.22)
12/31/2017	-	1.80	to	11.78	-	-	0.45	to	1.75	24.64	to	24.15

ProFund VP Utilities
12/31/2021	-	2.20	to	14.43	-	-	0.45	to	1.75	14.89	to	13.42
12/31/2020	-	1.92	to	12.72	-	-	0.45	to	1.75	(2.84)	to	(4.08)
12/31/2019	-	1.97	to	13.26	-	-	0.45	to	1.75	22.33	to	20.76
12/31/2018	-	1.61	to	10.98	-	-	0.45	to	1.75	2.42	to	1.11
12/31/2017	83,430	1.57	to	10.86	131,401	-	0.45	to	1.75	10.15	to	9.71

TA Aegon High Yield Bond Service Class
12/31/2021	3,101	2.22	to	12.05	6,846	5.85	0.45	to	1.75	5.78	to	4.42
12/31/2020	29,930	2.10	to	11.54	62,859	7.60	0.45	to	1.75	4.21	to	2.88
12/31/2019	47,945	2.02	to	11.22	96,654	5.82	0.45	to	1.75	13.46	to	12.01
12/31/2018	54,688	1.78	to	10.01	97,116	5.80	0.45	to	1.75	(3.15)	to	(4.39)
12/31/2017	77,419	1.84	to	10.47	141,611	7.01	0.45	to	1.75	6.73	to	6.31

TA Aegon Sustainable Equity Income Service Class
12/31/2021	25,184	1.95	to	12.88	48,908	-	0.45	to	1.75	21.57	to	20.02
12/31/2020	-	1.60	to	10.73	-	-	0.45	to	1.75	(8.00)	to	(9.18)
12/31/2019	-	1.74	to	11.82	-	-	0.45	to	1.75	23.02	to	21.45
12/31/2018	21,321	1.42	to	9.73	30,069	-	0.45	to	1.75	(12.08)	to	(13.21)
12/31/2017	-	1.61	to	11.21	-	-	0.45	to	1.75	15.61	to	15.15

TA Aegon U.S. Government Securities Service Class
12/31/2021	-	1.46	to	10.57	-	-	0.45	to	1.75	(2.97)	to	(4.21)
12/31/2020	-	1.51	to	11.04	-	-	0.45	to	1.75	8.18	to	6.79
12/31/2019	-	1.40	to	10.34	-	-	0.45	to	1.75	5.87	to	4.52
12/31/2018	-	1.32	to	9.89	-	-	0.45	to	1.75	(0.44)	to	(1.72)
12/31/2017	25,279	1.32	to	10.06	33,185	6.22	0.45	to	1.75	1.90	to	1.50

TA BlackRock Global Real Estate Securities Service Class
12/31/2021	4,927	1.57	to	14.09	7,681	2.15	0.45	to	1.75	25.29	to	23.69
12/31/2020	4,927	1.25	to	11.39	6,134	11.67	0.45	to	1.75	(0.95)	to	(2.22)
12/31/2019	4,927	1.27	to	11.65	6,196	0.61	0.45	to	1.75	24.32	to	22.74
12/31/2018	4,927	1.02	to	9.49	4,986	8.09	0.45	to	1.75	(10.73)	to	(11.88)
12/31/2017	4,927	1.14	to	10.77	5,588	3.25	0.45	to	1.75	10.52	to	10.08

TA BlackRock Government Money Market Service Class
12/31/2021	444,161	0.99	to	9.43	441,520	-	0.45	to	1.75	(0.44)	to	(1.72)
12/31/2020	444,161	1.00	to	9.60	443,473	0.05	0.45	to	1.75	(0.20)	to	(1.48)
12/31/2019	-	1.00	to	9.74	-	-	0.45	to	1.75	1.26	to	(0.03)
12/31/2018	-	0.99	to	9.74	-	-	0.45	to	1.75	0.38	to	(0.90)
12/31/2017	-	0.98	to	9.83	-	-	0.45	to	1.75	(0.44)	to	(0.84)

30

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2021	-	$1.55	to	$12.38	$-	-%	0.45%	to	1.75%	5.27%	to	3.92%
12/31/2020	-	1.48	to	11.91	-	-	0.45	to	1.75	6.17	to	4.82
12/31/2019	-	1.39	to	11.37	-	-	0.45	to	1.75	10.74	to	9.32
12/31/2018	-	1.26	to	10.40	-	-	0.45	to	1.75	(3.33)	to	(4.57)
12/31/2017	-	1.30	to	10.90	-	-	0.45	to	1.75	11.20	to	10.76

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2021	-	1.60	to	12.04	-	-	0.45	to	1.75	7.14	to	5.77
12/31/2020	-	1.49	to	11.38	-	-	0.45	to	1.75	(2.52)	to	(3.76)
12/31/2019	-	1.53	to	11.82	-	-	0.45	to	1.75	10.86	to	9.44
12/31/2018	-	1.38	to	10.80	-	-	0.45	to	1.75	(6.37)	to	(7.58)
12/31/2017	-	1.47	to	11.69	-	-	0.45	to	1.75	19.77	to	19.29

TA BlackRock iShares Edge 40 Service Class
12/31/2021	-	1.39	to	12.71	-	-	0.45	to	1.75	5.30	to	3.96
12/31/2020	-	1.32	to	12.23	-	-	0.45	to	1.75	8.96	to	7.57
12/31/2019	-	1.21	to	11.37	-	-	0.45	to	1.75	14.59	to	13.12
12/31/2018	-	1.06	to	10.05	-	-	0.45	to	1.75	(4.86)	to	(6.08)
12/31/2017	-	1.11	to	10.70	-	-	0.45	to	1.75	9.03	to	8.60

TA BlackRock Tactical Allocation Service Class
12/31/2021	-	1.61	to	13.87	-	-	0.45	to	1.75	7.15	to	5.78
12/31/2020	-	1.50	to	13.11	-	-	0.45	to	1.75	12.68	to	11.24
12/31/2019	-	1.33	to	11.78	-	-	0.45	to	1.75	16.53	to	15.04
12/31/2018	-	1.15	to	10.24	-	-	0.45	to	1.75	(4.84)	to	(6.07)
12/31/2017	-	1.20	to	10.91	-	-	0.45	to	1.75	11.18	to	10.74

TA International Focus Service Class
12/31/2021	3,020	1.83	to	16.09	5,489	1.06	0.45	to	1.75	10.13	to	8.73
12/31/2020	3,020	1.66	to	14.80	4,987	1.75	0.45	to	1.75	20.04	to	18.51
12/31/2019	3,020	1.38	to	12.49	4,156	0.84	0.45	to	1.75	26.83	to	25.21
12/31/2018	4,637	1.09	to	9.98	5,034	0.94	0.45	to	1.75	(18.32)	to	(19.37)
12/31/2017	21,685	1.34	to	12.37	28,725	2.15	0.45	to	1.75	26.42	to	25.92

TA Janus Balanced Service Class
12/31/2021	-	2.43	to	17.00	-	-	0.45	to	1.75	14.92	to	13.46
12/31/2020	-	2.11	to	14.98	-	-	0.45	to	1.75	13.80	to	12.35
12/31/2019	-	1.86	to	13.34	-	-	0.45	to	1.75	21.23	to	19.68
12/31/2018	-	1.53	to	11.14	-	-	0.45	to	1.75	(0.52)	to	(1.79)
12/31/2017	-	1.54	to	11.35	-	-	0.45	to	1.75	16.21	to	15.75

TA Janus Mid-Cap Growth Service Class
12/31/2021	14,879	3.16	to	21.68	46,856	0.16	0.45	to	1.75	16.47	to	14.98
12/31/2020	41,855	2.71	to	18.85	113,111	0.05	0.45	to	1.75	18.40	to	16.89
12/31/2019	6,736	2.29	to	16.13	15,425	-	0.45	to	1.75	35.72	to	33.98
12/31/2018	30,427	1.69	to	12.04	51,142	-	0.45	to	1.75	(1.90)	to	(3.16)
12/31/2017	12,247	1.72	to	12.43	21,017	-	0.45	to	1.75	28.16	to	27.66

TA JPMorgan Core Bond Service Class
12/31/2021	-	1.66	to	10.85	-	-	0.45	to	1.75	(1.71)	to	(2.96)
12/31/2020	-	1.69	to	11.18	-	-	0.45	to	1.75	6.68	to	5.32
12/31/2019	-	1.58	to	10.61	-	-	0.45	to	1.75	7.77	to	6.39
12/31/2018	-	1.47	to	9.97	-	-	0.45	to	1.75	(0.54)	to	(1.82)
12/31/2017	-	1.48	to	10.16	-	-	0.45	to	1.75	2.96	to	2.55

TA JPMorgan Enhanced Index Service Class
12/31/2021	-	3.71	to	20.81	-	-	0.45	to	1.75	29.21	to	27.56
12/31/2020	-	2.87	to	16.32	-	-	0.45	to	1.75	19.32	to	17.80
12/31/2019	-	2.40	to	13.85	-	-	0.45	to	1.75	30.10	to	28.44
12/31/2018	-	1.85	to	10.78	-	-	0.45	to	1.75	(6.67)	to	(7.87)
12/31/2017	-	1.98	to	11.71	-	-	0.45	to	1.75	20.28	to	19.80

31

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA JPMorgan Tactical Allocation Service Class
12/31/2021	30,353	$1.67	to	$12.58	$50,588	-%	0.45%	to	1.75%	4.16%	to	2.83%
12/31/2020	-	1.61	to	12.23	-	-	0.45	to	1.75	11.60	to	10.17
12/31/2019	-	1.44	to	11.10	-	-	0.45	to	1.75	11.41	to	9.99
12/31/2018	24,383	1.29	to	10.09	31,349	-	0.45	to	1.75	(3.62)	to	(4.86)
12/31/2017	-	1.34	to	10.61	-	-	0.45	to	1.75	8.02	to	7.59

TA Managed Risk - Balanced ETF Initial Class
12/31/2021	-	1.93	to	13.13	-	-	0.45	to	1.75	9.16	to	7.77
12/31/2020	-	1.77	to	12.19	-	-	0.45	to	1.75	4.02	to	2.69
12/31/2019	-	1.70	to	11.87	-	-	0.45	to	1.75	15.40	to	13.93
12/31/2018	-	1.47	to	10.42	-	-	0.45	to	1.75	(4.76)	to	(5.99)
12/31/2017	-	1.55	to	11.08	-	-	0.45	to	1.75	13.21	to	12.76

TA Managed Risk - Growth ETF Initial Class
12/31/2021	-	2.12	to	14.30	-	-	0.45	to	1.75	13.73	to	12.28
12/31/2020	-	1.87	to	12.73	-	-	0.45	to	1.75	4.05	to	2.72
12/31/2019	-	1.79	to	12.39	-	-	0.45	to	1.75	19.20	to	17.68
12/31/2018	-	1.51	to	10.53	-	-	0.45	to	1.75	(7.41)	to	(8.60)
12/31/2017	-	1.63	to	11.52	-	-	0.45	to	1.75	18.25	to	17.79

TA Managed Risk - Growth ETF Service Class
12/31/2021	-	1.73	to	14.12	-	-	0.45	to	1.75	13.53	to	12.08
12/31/2020	-	1.53	to	12.60	-	-	0.45	to	1.75	3.75	to	2.42
12/31/2019	-	1.47	to	12.30	-	-	0.45	to	1.75	18.87	to	17.36
12/31/2018	-	1.24	to	10.48	-	-	0.45	to	1.75	(7.58)	to	(8.76)
12/31/2017	-	1.34	to	11.49	-	-	0.45	to	1.75	17.94	to	17.48

TA Morgan Stanley Capital Growth Service Class
12/31/2021	9,387	6.96	to	36.09	65,084	-	0.45	to	1.75	(1.27)	to	(2.53)
12/31/2020	-	7.05	to	37.02	-	-	0.45	to	1.75	116.32	to	113.56
12/31/2019	7,446	3.26	to	17.34	24,265	-	0.45	to	1.75	22.92	to	21.35
12/31/2018	2,575	2.65	to	14.29	6,788	-	0.45	to	1.75	5.96	to	4.59
12/31/2017	13,228	2.50	to	13.66	32,990	-	0.45	to	1.75	42.63	to	42.06

TA Multi-Managed Balanced Service Class
12/31/2021	12,293	2.84	to	16.31	34,648	0.96	0.45	to	1.75	16.27	to	14.78
12/31/2020	12,293	2.44	to	14.21	29,815	1.38	0.45	to	1.75	15.08	to	13.62
12/31/2019	12,293	2.12	to	12.50	25,920	1.44	0.45	to	1.75	20.95	to	19.41
12/31/2018	12,293	1.75	to	10.47	21,441	1.23	0.45	to	1.75	(4.34)	to	(5.57)
12/31/2017	12,293	1.83	to	11.09	22,424	0.76	0.45	to	1.75	13.31	to	12.86

TA PIMCO Tactical - Balanced Service Class
12/31/2021	-	1.63	to	13.17	-	-	0.45	to	1.75	5.91	to	4.56
12/31/2020	-	1.54	to	12.60	-	-	0.45	to	1.75	8.37	to	6.99
12/31/2019	-	1.42	to	11.78	-	-	0.45	to	1.75	19.14	to	17.62
12/31/2018	-	1.19	to	10.01	-	-	0.45	to	1.75	(7.36)	to	(8.55)
12/31/2017	-	1.29	to	10.95	-	-	0.45	to	1.75	11.54	to	11.10

TA PIMCO Tactical - Conservative Service Class
12/31/2021	-	1.52	to	12.85	-	-	0.45	to	1.75	3.74	to	2.42
12/31/2020	-	1.47	to	12.55	-	-	0.45	to	1.75	9.40	to	8.00
12/31/2019	-	1.34	to	11.62	-	-	0.45	to	1.75	17.04	to	15.54
12/31/2018	-	1.14	to	10.05	-	-	0.45	to	1.75	(5.57)	to	(6.79)
12/31/2017	-	1.21	to	10.79	-	-	0.45	to	1.75	9.90	to	9.47

TA PIMCO Tactical - Growth Service Class
12/31/2021	-	1.65	to	13.96	-	-	0.45	to	1.75	8.72	to	7.33
12/31/2020	-	1.52	to	13.00	-	-	0.45	to	1.75	8.60	to	7.21
12/31/2019	-	1.40	to	12.13	-	-	0.45	to	1.75	21.01	to	19.47
12/31/2018	-	1.16	to	10.15	-	-	0.45	to	1.75	(8.10)	to	(9.28)
12/31/2017	-	1.26	to	11.19	-	-	0.45	to	1.75	14.31	to	13.86

32

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA PIMCO Total Return Service Class
12/31/2021	44,575	$1.63	to	$10.93	$72,255	1.62%	0.45%	to	1.75%	(1.51	) %	to	(2.77	) %
12/31/2020	17,515	1.65	to	11.24	28,818	6.18	0.45	to	1.75	6.92		to	5.56
12/31/2019	16,802	1.55	to	10.65	25,864	1.41	0.45	to	1.75	7.73		to	6.36
12/31/2018	35,838	1.44	to	10.02	51,374	1.03	0.45	to	1.75	(1.47)		to	(2.73)
12/31/2017	37,484	1.46	to	10.30	54,221	-	0.45	to	1.75	4.18		to	3.77

TA Small/Mid Cap Value Service Class
12/31/2021	10,669	3.07	to	15.17	32,608	0.27	0.45	to	1.75	27.24		to	25.62
12/31/2020	7,720	2.41	to	12.08	18,549	-	0.45	to	1.75	3.27		to	1.96
12/31/2019	1,126	2.33	to	11.85	2,629	1.10	0.45	to	1.75	24.38		to	22.79
12/31/2018	9,279	1.88	to	9.65	17,357	0.45	0.45	to	1.75	(12.04)		to	(13.17)
12/31/2017	4,079	2.13	to	11.11	8,684	0.74	0.45	to	1.75	14.74		to	14.29

TA T. Rowe Price Small Cap Service Class
12/31/2021	-	4.34	to	18.42	-	-	0.45	to	1.75	10.58		to	9.17
12/31/2020	34,609	3.92	to	16.87	135,320	-	0.45	to	1.75	22.75		to	21.18
12/31/2019	10,754	3.20	to	13.92	34,276	-	0.45	to	1.75	31.80		to	30.11
12/31/2018	2,186	2.43	to	10.70	5,288	-	0.45	to	1.75	(7.70)		to	(8.88)
12/31/2017	34,348	2.63	to	11.74	89,935	-	0.45	to	1.75	21.48		to	21.00

TA WMC US Growth Service Class
12/31/2021	-	3.83	to	26.73	-	-	0.45	to	1.75	19.83		to	18.30
12/31/2020	-	3.19	to	22.60	-	-	0.45	to	1.75	36.32		to	34.59
12/31/2019	19,864	2.34	to	16.79	46,368	-	0.45	to	1.75	39.05		to	37.28
12/31/2018	13,865	1.68	to	12.23	23,235	-	0.45	to	1.75	(0.48)		to	(1.76)
12/31/2017	-	1.69	to	12.45	-	-	0.45	to	1.75	28.29		to	27.78

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

33

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.30% to 1.60% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Additional Fund

Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
Franklin Allocation Class 4 Shares	0.15%

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

34

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

35